Property, Equipment and Software, Net - Depreciation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Equipment and Software, Net
Depreciation expenses	$ 2,600	¥ 18,098	¥ 5,934	¥ 2,265
Costs of revenues
Property, Equipment and Software, Net
Depreciation expenses	518	3,603	1,291	553
Sales and marketing expenses
Property, Equipment and Software, Net
Depreciation expenses	347	2,415	805	546
General and administrative expenses
Property, Equipment and Software, Net
Depreciation expenses	273	1,901	1,074	181
Research and development expenses
Property, Equipment and Software, Net
Depreciation expenses	$ 1,462	¥ 10,179	¥ 2,764	¥ 985